Financial Instruments and Related Risk Management - Summary of Recognized Financial Instruments that are Offset, or Subject to Enforceable Master Netting Arrangements (Parenthetical) (Detail) - USD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Natural gas derivative liabilities [Member]
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Cash margin deposits	$ 17	$ 18